UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
      ---------------------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           466 Lexington Avenue, New York, New York     10017-3140
    -------------------------------------------------------------------------
           (Address of Principal Executive Offices)     (Zip Code)

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



CREDIT SUISSE [LOGO]


CREDIT SUISSE
INSTITUTIONAL FUNDS
Annual Report

December 31, 2005


            CREDIT SUISSE INSTITUTIONAL
            MONEY MARKET FUND, INC.
            o PRIME PORTFOLIO
            o GOVERNMENT PORTFOLIO


The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Portfolios are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT BANK DEPOSITS, OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIOS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 25, 2006

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc.--Prime Portfolio, the annualized current yields for the seven-day period ended December 31, 2005 were 4.32%, 4.22% and 4.07% for the Fund's Class A, Class B and Class C shares, respectively. (1) The Fund's average weighted maturity as of December 31, 2005 was 40 days, down from 45 days on December 31, 2004.

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest gains for most major indices, conditions for money market vehicles were generally quite favorable. Although economic growth was robust throughout the year, bond markets seemed ever sensitive to the threat of an impending soft patch which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, economic growth remained resilient and the Fed resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose. Responding to the Fed tightening, yields on the one month and two month LIBOR rate were both up 199 basis points.

STRATEGIC REVIEW: STAYING SHORT AND FOCUSING ON QUALITY

      Our investment approach during the fiscal year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Given this view, we kept the portfolio's average duration relatively short. We also focused on corporate notes and asset backed commercial paper in the portfolio, and pursued floating rate securities on an opportunistic basis.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

OUTLOOK: AN END TO THE MEASURED PACE

      It is our view that the Fed will continue its gradualist approach to monetary tightening into 2006, with a tentative plateau for the fed funds rate of 4.75%. At that point, we believe, Fed rate decisions will become more flexible and data-dependent. When this occurs, but not before, we will consider lengthening duration and adjusting the portfolio to exploit any potential steepening in the yield curve.

Credit Suisse Asset Management, LLC.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                            SINCE             INCEPTION
                      1 YEAR              INCEPTION             DATE
                      ------              ---------           ---------

Class A                3.15%                1.76%             11/28/01
Class B                3.05%                1.66%             11/28/01
Class C                2.90%                1.51%             11/28/01

            7-DAY ANNUALIZED CURRENT YIELDS AS OF DECEMBER 31, 2005 1

Class A                4.32%
Class B                4.22%
Class C                4.07%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO THAN TOTAL RETURN QUOTATIONS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

___________________

1 Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN                     CLASS A     CLASS B     CLASS C
                                           ---------   ---------   ---------
Beginning Account Value 7/1/05             $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05              $1,018.50   $1,018.00   $1,017.20
Expenses Paid per $1,000*                  $    0.51   $    1.02   $    1.78

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05             $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05              $1,024.70   $1,024.20   $1,023.44
Expenses Paid per $1,000*                  $    0.51   $    1.02   $    1.79


                                             CLASS A     CLASS B     CLASS C
                                             -------     -------     -------
ANNUALIZED EXPENSE RATIOS*                     0.10%       0.20%       0.35%

________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
----------------------------------------------------
  AA                                 7.0%
  A                                 10.9%
  A-1                               76.3%
                                   ------
    Subtotal                        94.2%
  Repurchase Agreement               5.8%
                                   ------
    Total                          100.0%
                                   ======

________________

*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 25, 2006

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc.--Government Portfolio, the annualized current yields for the seven day period ended December 31, 2005 were 4.05%, 3.95% and 3.80% for the Fund's Class A, Class B and Class C shares, respectively. (1) The Fund's average weighted maturity as of December 31, 2005 was 49 days, down from 66 days on December 31, 2004.

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest gains for most major indices, conditions for money market vehicles were generally quite favorable. Although economic growth was robust throughout the year, bond markets seemed ever sensitive to the threat of an impending soft patch which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, economic growth remained resilient and the Fed resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose. Responding to the Fed tightening, yields on the one month and two month LIBOR rate were both up 199 basis points.

STRATEGIC REVIEW: STAYING SHORT AND FOCUSING ON QUALITY

      Our investment approach during the fiscal year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Given this view, we kept the portfolio's average duration relatively short. We also focused on floating rate securities on an opportunistic basis.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

OUTLOOK: AN END TO THE MEASURED PACE

      It is our view that the Fed will continue its gradualist approach to monetary tightening into 2006, with a tentative plateau for the fed funds rate of 4.75%. At that point, we believe, Fed rate decisions will become more flexible and data-dependent. When this occurs, but not before, we will consider lengthening duration and adjusting the portfolio to exploit any potential steepening in the yield curve.

Credit Suisse Asset Management, LLC

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                            SINCE             INCEPTION
                      1 YEAR              INCEPTION             DATE
                      ------              ---------           ---------

Class A                2.98%                1.79%              1/25/02
Class B                2.88%                1.69%              1/25/02
Class C                2.73%                1.54%              1/25/02

            7-DAY ANNUALIZED CURRENT YIELDS AS OF DECEMBER 31, 2005 1

Class A                4.05%
Class B                3.95%
Class C                3.80%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO THAN TOTAL RETURN QUOTATIONS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

________________

1 Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN                     CLASS A     CLASS B     CLASS C
                                           ---------   ---------   ---------
Beginning Account Value 7/1/05             $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05              $1,017.60   $1,017.10   $1,016.30
Expenses Paid per $1,000*                  $    1.02   $    1.53   $    2.29

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05             $1,000.00   $1,000.00   $1,000.00
Ending Account Value 12/31/05              $1,024.20   $1,023.69   $1,022.94
Expenses Paid per $1,000*                  $    1.02   $    1.53   $    2.29

                                             CLASS A     CLASS B    CLASS C
                                             -------     -------    -------
ANNUALIZED EXPENSE RATIOS*                    0.20%       0.30%      0.45%

_________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
---------------------------------------------------------
  AAA                               80.4%
  Repurchase Agreement              19.6%
                                   ------
    Total                          100.0%
                                   ======

________________

*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------


      PAR                                                 RATINGS+
     (000)                                              (S&P/MOODY'S)    MATURITY      RATE%          VALUE
     -----                                              -------------    --------      -----     --------------
COMMERCIAL PAPER (66.8%)
ASSET BACKED (66.8%)
$ 45,000  Altius Funding Corp.                          (A-1+ , P-1)     01/03/06      4.352     $   44,989,125
  20,000  Atlantis One Funding Corp.                    (A-1+ , P-1)     01/24/06      4.173         19,947,228
  20,000  Beethoven Funding Corp.                        (A-1 , P-1)     01/05/06      4.286         19,990,511
  20,000  Beethoven Funding Corp.                        (A-1 , P-1)     01/12/06      4.326         19,973,661
  15,000  Belmont Funding LLC                            (A-1 , P-1)     01/17/06      4.347         14,971,134
  30,000  Belmont Funding LLC                            (A-1 , P-1)     01/20/06      4.361         29,931,204
  10,000  Beta Finance, Inc.                            (A-1+ , P-1)     01/12/06      4.185          9,987,319
  20,000  Broadhollow Funding LLC                       (A-1+ , P-1)     01/09/06      4.344         19,980,756
  10,000  Broadhollow Funding LLC                       (A-1+ , P-1)     01/17/06      4.355          9,980,711
  10,000  Broadhollow Funding LLC                       (A-1+ , P-1)     01/18/06      4.360          9,979,458
  25,000  Buckingham CDO LLC                            (A-1+ , P-1)     02/03/06      4.368         24,900,656
  15,000  Buckingham CDO LLC                            (A-1+ , P-1)     02/06/06      4.378         14,934,825
  10,000  CAFCO LLC                                     (A-1+ , P-1)     01/12/06      4.174          9,987,350
   9,500  Davis Square Funding IV Corp.                 (A-1+ , P-1)     01/13/06      4.337          9,486,288
  40,000  Davis Square Funding V Corp.                  (A-1+ , P-1)     01/27/06      4.341         39,875,489
  13,000  Five Finance Corp.                            (A-1+ , P-1)     01/17/06      4.114         12,976,485
  10,000  Five Finance Corp.                            (A-1+ , P-1)     02/02/06      4.205          9,963,022
  13,000  Giro Funding US Corp.                          (A-1 , P-1)     01/31/06      4.225         12,954,717
  25,000  Giro Funding US Corp.                          (A-1 , P-1)     03/15/06      4.477         24,775,423
  10,000  Golden Fish LLC                                (A-1 , P-1)     01/13/06      4.259          9,985,900
   8,048  Golden Fish LLC                                (A-1 , P-1)     01/24/06      4.401          8,025,479
  25,000  Golden Fish LLC                                (A-1 , P-1)     01/30/06      4.351         24,913,000
  35,100  Harwood Street Funding LLC                    (A-1+ , P-1)     01/11/06      4.358         35,057,685
  40,000  KKR Pacific Funding Trust                     (A-1+ , P-1)     01/19/06      4.361         39,913,000
  15,000  Liberty Harbour CDO, Inc.                     (A-1+ , P-1)     01/25/06      4.265         14,957,700
  16,982  Liberty Harbour CDO, Inc.                     (A-1+ , P-1)     01/26/06      4.382         16,930,582
  18,317  Mane Funding Corp.                            (A-1+ , P-1)     02/21/06      4.394         18,203,862
  12,000  Mica Funding LLC                               (A-1 , P-1)     01/12/06      4.336         11,984,160
  35,000  Mica Funding LLC                               (A-1 , P-1)     01/19/06      4.361         34,924,250
  14,000  Old Line Funding Corp.                        (A-1+ , P-1)     01/17/06      4.327         13,973,182
  42,500  Park Avenue Receivables                        (A-1 , P-1)     01/05/06      4.357         42,479,458
  10,000  Perry Global Funding LLC                      (A-1+ , P-1)     01/05/06      4.189          9,995,378
  10,000  Romulus Funding Corp.                          (A-1 , P-1)     01/04/06      4.052          9,996,659
   7,168  Romulus Funding Corp.                          (A-1 , P-1)     03/03/06      4.474          7,114,194
  25,000  Romulus Funding Corp.                          (A-1 , P-1)     03/16/06      4.480         24,772,347
  30,000  Witherspoon CDO Funding Corp. ##              (A-1+ , P-1)     03/15/06      4.339         29,996,604
                                                                                                 --------------
TOTAL COMMERCIAL PAPER (Cost $712,808,802)                                                          712,808,802
                                                                                                 --------------
CERTIFICATES OF DEPOSIT (3.7%)
FINANCE (3.7%)
  15,000 Depfa Bank PLC                                 (A-1+ , P-1)     08/04/06      4.160         14,951,714
  25,000 HBOS Treasury Services PLC                     (A-1+ , P-1)     12/27/06      4.800         25,000,000
                                                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $39,951,714)                                                     39,951,714
                                                                                                 --------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------



      PAR                                                 RATINGS+
     (000)                                              (S&P/MOODY'S)    MATURITY      RATE%          VALUE
     -----                                              ------------     --------      -----     --------------
VARIABLE RATE CORPORATE OBLIGATIONS (23.7%)
FINANCE (23.7%)
$ 15,000  Allstate Life Global Funding ##                (AA , Aa2)      01/26/07      4.369     $   15,000,000
  17,000  Allstate Life Global Funding Series MTN ##     (AA , Aa2)      09/22/06      4.511         17,000,866
  23,000  Bank of America Series BKNT N.A. ##            (AA , Aa1)      11/07/06      4.310         23,000,000
  10,000  Bank One N.A. ##                               (AA- , Aa2)     04/18/06      4.250         10,003,850
  29,200  CIT Group, Inc. ##                              (A , A2)       08/31/06      4.556         29,227,109
  10,000  Citigroup, Inc. ##                             (AA- , Aa1)     05/19/06      4.495         10,006,625
  38,000  Countrywide Financial Corp. Series MTNA ##      (A , A3)       07/31/06      4.323         37,993,318
  12,000  Goldman Sachs Group, Inc. ##                   (A+ , Aa3)      08/01/06      4.331         12,006,196
  25,000  Goldman Sachs Group, Inc.,
            Promissory Note ++ ##                        (A-1 , P-1)     12/08/06      4.477         25,000,000
  30,000  Irish Life & Permanent LLC ##                 (A-1+ , P-1)     01/23/06      4.370         30,000,000
  12,500  Merrill Lynch & Company, Inc. Series MTNC ##   (A+ , Aa3)      03/17/06      4.547         12,502,150
   6,000  Sigma Finance, Inc. Series MTN                 (AAA , Aaa)     11/09/06      4.745          6,000,000
  25,000  Union Hamilton Special Purpose Funding ##      (A+ , Aa3)      06/21/06      4.500         25,000,000
                                                                                                 --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS
          (Cost $252,740,114)                                                                       252,740,114
                                                                                                 --------------
REPURCHASE AGREEMENT (5.8%)
  61,385  Goldman Sachs Tri Party Repo (Agreement
          dated 12/30/05, to be repurchased at
          $61,385,595, collateralized by $63,025,000
          Freddie Mac Note 3.88% due 8/22/08.
          Market value of collateral is $62,613,307)
          (Cost $61,385,000)                            (A-1+ , P-1)     01/03/06      4.150         61,385,000
                                                                                                 --------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $1,066,885,630)                                         1,066,885,630

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                            130,629
                                                                                                 --------------

NET ASSETS (100.0%)                                                                              $1,067,016,259
                                                                                                 ==============
                    Average Weighted Maturity--40 days (unaudited)
                               INVESTMENT ABBREVIATIONS
                                  BKNT = Bank Notes
                               MTN = Medium Term Notes
                          MTNA = Medium Term Notes, Series A
                          MTNC = Medium Term Notes, Series C


________________________________________________________________________________
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of December 31, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $25,000,000 or 2.3% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------



      PAR                                                 RATINGS+
     (000)                                              (S&P/MOODY'S)    MATURITY      RATE%          VALUE
    ------                                              ------------     --------      -----     --------------
UNITED STATES AGENCY OBLIGATIONS (80.2%)
$  2,000  Fannie Mae Discount Notes                     (AAA , Aaa)      04/26/06      4.380     $    1,972,720
   1,000  Fannie Mae Discount Notes                     (AAA , Aaa)      12/01/06      4.445            958,584
   2,000  Fannie Mae Notes ##                           (AAA , Aaa)      05/22/06      4.268          1,999,718
   2,000  Federal Farm Credit Bank ##                   (AAA , Aaa)      02/08/06      4.280          2,000,000
   6,000  Federal Farm Credit Bank ##                   (AAA , Aaa)      07/25/06      4.259          6,000,000
   2,000  Federal Home Loan Bank                        (AAA , Aaa)      02/13/06      2.000          1,994,768
   2,500  Federal Home Loan Bank                        (AAA , Aaa)      03/15/06      2.500          2,492,666
   2,220  Federal Home Loan Bank ##                     (AAA , Aaa)      03/28/06      4.404          2,219,772
   2,500  Freddie Mac Discount Notes                    (AAA , Aaa)      01/23/06      4.145          2,493,629
   2,000  Freddie Mac Discount Notes                    (AAA , Aaa)      01/25/06      4.307          1,994,480
   2,000  Freddie Mac Discount Notes                    (AAA , Aaa)      02/03/06      4.448          1,992,513
   3,300  Freddie Mac Discount Notes                    (AAA , Aaa)      02/07/06      3.417          3,288,095
   2,000  Freddie Mac Discount Notes                    (AAA , Aaa)      03/07/06      4.370          1,984,472
   1,509  Freddie Mac Discount Notes                    (AAA , Aaa)      05/30/06      4.414          1,481,520
   2,000  Freddie Mac Notes                             (AAA , Aaa)      01/15/06      5.250          2,000,685
                                                                                                 --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS
   (Cost $34,873,622)                                                                                34,873,622
                                                                                                 --------------

REPURCHASE AGREEMENT (19.5%)
   8,493  Goldman Sachs Tri Party Repo (Agreement
           dated 12/30/05, to be repurchased at
           $8,493,550, collateralized by $8,722,000
           Fannie Mae Note 3.88% due 5/15/07.
           Market value of Collateral is $8,663,421)
           (Cost $8,493,000)                            (A-1+ , P-1)     01/03/06      4.150          8,493,000
                                                                                                 --------------

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $43,366,622)                                                43,366,622

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                            109,091
                                                                                                 --------------

NET ASSETS (100.0%)                                                                              $   43,475,713
                                                                                                 ==============
                 Average Weighted Maturity--49 days (unaudited)


--------------------------------------------------------------------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of December 31, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


                                                                            PRIME           GOVERNMENT
                                                                          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------
ASSETS
   Investments at value (Cost $1,005,500,630, and $34,873,622,
      respectively) (Note 2)                                           $ 1,005,500,630    $    34,873,622
   Repurchase agreement at value (Cost $61,385,000, and
      $8,493,000, respectively) (Note 2)                                    61,385,000          8,493,000
   Cash                                                                            502                983
   Interest receivable                                                       1,336,139            111,989
   Receivable for portfolio shares sold                                         15,000                 --
   Receivable from investment adviser (Note 3)                                      --              7,714
   Prepaid expenses                                                             64,744             20,948
                                                                       ---------------    ---------------
      Total Assets                                                       1,068,302,015         43,508,256
                                                                       ---------------    ---------------
LIABILITIES
   Advisory fee payable (Note 3)                                                 8,622                 --
   Administrative services fee payable (Note 3)                                106,709              7,324
   Distribution fee payable (Note 3)                                            34,039              3,923
   Dividend payable                                                          1,084,008                322
   Payable for portfolio shares redeemed                                        15,000                 --
   Other accrued expenses payable                                               37,378             20,974
                                                                       ---------------    ---------------
      Total Liabilities                                                      1,285,756             32,543
                                                                       ---------------    ---------------
NET ASSETS
   Capital stock, $0.001 par value (Note 4)                                  1,067,104             43,476
   Paid-in capital (Note 4)                                              1,066,037,149         43,432,848
   Accumulated net realized loss on investments                                (87,994)              (611)
                                                                       ---------------    ---------------
      Net Assets                                                       $ 1,067,016,259    $    43,475,713
                                                                       ===============    ===============
A SHARES
   Net assets                                                          $   729,577,997    $    11,405,696
   Shares outstanding                                                      729,707,811         11,405,920
                                                                       ---------------    ---------------
   Net asset value, offering price, and redemption price per share     $          1.00    $          1.00
                                                                       ===============    ===============
B SHARES
   Net assets                                                          $   261,970,194    $    23,497,270
   Shares outstanding                                                      261,930,499         23,498,050
                                                                       ---------------    ---------------
   Net asset value, offering price, and redemption price per share     $          1.00    $          1.00
                                                                       ===============    ===============
C SHARES
   Net assets                                                          $    75,468,068    $     8,572,747
   Shares outstanding                                                       75,465,942          8,572,383
                                                                       ---------------    ---------------
   Net asset value, offering price, and redemption price per share     $          1.00    $          1.00
                                                                       ===============    ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------



                                                                            PRIME           GOVERNMENT
                                                                          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------
INTEREST INCOME (Note 2)                                               $    20,913,619    $     2,467,380
                                                                       ---------------    ---------------
EXPENSES
   Investment advisory fees (Note 3)                                         1,264,089            165,354
   Administrative services fees (Note 3)                                       425,399             66,274
   Distribution fees (Note 3)
     Class B                                                                   246,092             47,002
     Class C                                                                   186,390             23,832
   Custodian fees                                                               47,893             10,339
   Audit and tax fees                                                           58,143             23,012
   S&P rating fees                                                              25,098                 --
   Registration fees                                                            59,788             49,182
   Legal fees                                                                   24,852             29,272
   Insurance expense                                                            16,511              7,157
   Printing fees (Note 3)                                                       21,362             16,711
   Transfer agent fees                                                           9,099              2,870
   Directors' fees                                                               8,609              8,609
   Miscellaneous expense                                                         3,492              8,870
                                                                       ---------------    ---------------
     Total expenses                                                          2,396,817            458,484
   Less: fees waived and expenses reimbursed (Note 3)                       (1,134,717)          (222,295)
                                                                       ---------------    ---------------
     Net expenses                                                            1,262,100            236,189
                                                                       ---------------    ---------------
       Net investment income                                                19,651,519          2,231,191
                                                                       ---------------    ---------------
NET REALIZED LOSS FROM INVESTMENTS                                             (43,565)              (611)
                                                                       ---------------    ---------------
   Net increase in net assets resulting from operations                $    19,607,954    $     2,230,580
                                                                       ===============    ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                      PRIME PORTFOLIO                     GOVERNMENT PORTFOLIO
                                            -------------------------------------   ------------------------------------
                                              FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                  ENDED               ENDED               ENDED               ENDED
                                           DECEMBER 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2005   DECEMBER 31, 2004
                                            -----------------   -----------------   -----------------   ----------------
FROM OPERATIONS
  Net investment income                     $     19,651,519    $      7,694,541    $      2,231,191    $      1,753,326
  Net realized gain (loss)
   from investments                                  (43,565)            (35,881)               (611)             12,307
                                            ----------------    ----------------    ----------------    ----------------
   Net increase in net assets resulting
     from operations                              19,607,954           7,658,660           2,230,580           1,765,633
                                            ----------------    ----------------    ----------------    ----------------
FROM DIVIDENDS
  Dividends from net investment income
   Class A shares                                (10,343,692)         (3,304,342)           (751,718)           (645,659)
   Class B shares                                 (7,186,071)         (3,532,863)         (1,243,093)           (949,789)
   Class C shares                                 (2,121,756)           (882,356)           (248,687)           (160,454)
                                            ----------------    ----------------    ----------------    ----------------
   Net decrease in net assets
     from dividends                              (19,651,519)         (7,719,561)         (2,243,498)         (1,755,902)
                                            ----------------    ----------------    ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                 4,249,046,857       3,183,156,729         169,197,797         633,179,087
  Reinvestment of dividends                       13,747,343           5,715,089           2,230,195           1,663,629
  Net asset value of shares redeemed          (3,828,640,957)     (3,177,888,238)       (244,195,634)       (676,565,670)
                                            ----------------    ----------------    ----------------    ----------------
   Net increase (decrease)
     in net assets from
     capital share transactions                  434,153,243          10,983,580         (72,767,642)        (41,722,954)
                                            ----------------    ----------------    ----------------    ----------------
  Net increase (decrease) in net assets          434,109,678          10,922,679         (72,780,560)        (41,713,223)

NET ASSETS
  Beginning of year                              632,906,581         621,983,902         116,256,273         157,969,496
                                            ----------------    ----------------    ----------------    ----------------
  End of year                               $  1,067,016,259    $    632,906,581    $     43,475,713    $    116,256,273
                                            ================    ================    ================    ================
UNDISTRIBUTED NET INVESTMENT INCOME         $             --    $             --    $             --    $         12,307
                                            ================    ================    ================    ================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------



                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------
                                                             2005          2004          2003          2002          2001 1
                                                           ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                     $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                       0.0311        0.0122        0.0105        0.0162        0.0016

LESS DIVIDENDS
  Dividends from net investment income                       (0.0311)      (0.0122)      (0.0105)      (0.0162)      (0.0016)
                                                           ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                             $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           =========     =========     =========     =========     =========
      Total return  2                                           3.15%         1.22%         1.06%         1.63%         0.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $ 729,578     $ 228,764     $ 184,178     $ 213,837     $ 169,164
    Ratio of expenses to average net assets                     0.13%         0.20%         0.20%         0.18%         0.20% 3
    Ratio of net investment income to average net assets        3.32%         1.27%         1.07%         1.62%         1.71% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.18%         0.11%         0.10%         0.17%         0.55% 3


--------------------------------------------------------------------------------
1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------
                                                             2005          2004          2003          2002          2001 1
                                                           ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                     $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                       0.0301        0.0112        0.0095        0.0152        0.0015

LESS DIVIDENDS
  Dividends from net investment income                       (0.0301)      (0.0112)      (0.0095)      (0.0152)      (0.0015)
                                                           ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                             $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           =========     =========     =========     =========     =========

      Total return  2                                           3.05%         1.12%         0.95%         1.53%         0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $ 261,970     $ 330,167     $ 344,396     $ 537,501     $      33
    Ratio of expenses to average net assets                     0.23%         0.30%         0.30%         0.28%         0.30% 3
    Ratio of net investment income to average net assets        3.22%         1.17%         0.97%         1.52%         1.61% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.18%         0.11%         0.10%         0.12%         0.55% 3

--------------------------------------------------------------------------------
1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------
                                                             2005          2004          2003          2002          2001 1
                                                           ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                     $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                       0.0286        0.0097        0.0080        0.0137        0.0014

LESS DIVIDENDS
  Dividends from net investment income                       (0.0286)      (0.0097)      (0.0080)      (0.0137)      (0.0014)
                                                           ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                             $  1.0000     $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                           =========     =========     =========     =========     =========

      Total return  2                                           2.90%         0.97%         0.80%         1.38%         0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $  75,468     $  73,975     $  93,410     $ 100,022     $      33
    Ratio of expenses to average net assets                     0.38%         0.45%         0.45%         0.43%         0.45% 3
    Ratio of net investment income to average net assets        3.07%         1.02%         0.82%         1.37%         1.46% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.18%         0.11%         0.10%         0.12%         0.55% 3


--------------------------------------------------------------------------------
1     For the period November 28, 2001 (inception date) through December 31,
      2001.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------
                                                                           2005          2004          2003          2002 1
                                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                                   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                                     0.0294        0.0119        0.0107        0.0178

LESS DIVIDENDS
  Dividends from net investment income                                     (0.0294)      (0.0119)      (0.0107)      (0.0178)
                                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                           $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         =========     =========     =========     =========

      Total return  2                                                         2.98%         1.20%         1.07%         1.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $  11,406     $  30,073     $  42,619     $  82,938
    Ratio of expenses to average net assets                                   0.20%         0.20%         0.20%         0.18% 3
    Ratio of net investment income to average net assets                      2.88%         1.13%         1.06%         1.55% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                    0.27%         0.18%         0.18%         0.31% 3

--------------------------------------------------------------------------------
1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------
                                                                           2005          2004          2003          2002 1
                                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                                   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                                     0.0284        0.0110        0.0097        0.0169

LESS DIVIDENDS
  Dividends from net investment income                                     (0.0284)      (0.0110)      (0.0097)      (0.0169)
                                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                           $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         =========     =========     =========     =========

      Total return  2                                                         2.88%         1.10%         0.97%         1.71%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $  23,497     $  73,289     $  92,476     $  75,169
    Ratio of expenses to average net assets                                   0.30%         0.30%         0.30%         0.28% 3

    Ratio of net investment income to average net assets                      2.78%         1.03%         0.96%         1.46% 3

    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                    0.27%         0.18%         0.18%         0.16% 3


--------------------------------------------------------------------------------
1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)
-------------------------------------------------------------------------------


                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------
                                                                           2005          2004          2003          2002 1
                                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                                   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                                     0.0269        0.0095        0.0082        0.0155

LESS DIVIDENDS
  Dividends from net investment income                                     (0.0269)      (0.0095)      (0.0082)      (0.0155)
                                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                           $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                                         =========     =========     =========     =========

      Total return  2                                                         2.73%         0.95%         0.82%         1.56%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $   8,573     $  12,894     $  22,874     $  22,578
    Ratio of expenses to average net assets                                   0.45%         0.45%         0.45%         0.42% 3
    Ratio of net investment income to average net assets                      2.63%         0.88%         0.81%         1.31% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                    0.27%         0.18%         0.18%         0.15% 3

--------------------------------------------------------------------------------
1     For the period January 25, 2002 (inception date) through December 31,
      2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

      The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

      Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

      Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

      B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

                          GROSS                        NET            EXPENSE
PORTFOLIO             ADVISORY FEE      WAIVER     ADVISORY FEE    REIMBURSEMENT
--------------------  ------------  ------------   ------------    -------------
Prime Portfolio       $1,264,089    $(1,134,717)     $129,372       $     --
Government Portfolio     165,354       (165,354)           --        (56,941)

      Credit Suisse will not recapture from the Portfolios any fees they waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee. For the year ended December 31, 2005, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

               PORTFOLIO                    ADMINISTRATIVE SERVICES FEE
               --------------------         --------------------------
               Prime Portfolio                       $425,399
               Government Portfolio                    66,274

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid for its services to the Portfolios as follows:

                  PORTFOLIO                        AMOUNT
                  --------------------            -------
                  Prime Portfolio                  $3,734
                  Government Portfolio              3,649

NOTE 4. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:


                                                             PRIME PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS A
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                       3,532,241,904    $ 3,532,241,904      2,187,916,893    $ 2,187,916,893
Shares issued in reinvestment
  of dividends                        4,442,044          4,442,044          1,302,204          1,302,204
Shares redeemed                  (3,035,766,473)    (3,035,766,473)    (2,144,607,689)    (2,144,607,689)
                                 --------------    ---------------     --------------    ---------------
Net increase                        500,917,475    $   500,917,475         44,611,408    $    44,611,408
                                 ==============    ===============     ==============    ===============

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS


                                                             PRIME PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS B
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                         588,694,033    $   588,694,033        818,869,283    $   818,869,283
Shares issued in reinvestment
  of dividends                        7,184,800          7,184,800          3,531,704          3,531,704
Shares redeemed                    (664,128,913)      (664,128,913)      (836,602,046)      (836,602,046)
                                 --------------    ---------------     --------------    ---------------
Net decrease                        (68,250,080)   $   (68,250,080)       (14,201,059)   $   (14,201,059)
                                 ==============    ===============     ==============    ===============



                                                             PRIME PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS C
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                         128,110,920    $   128,110,920        176,370,553    $   176,370,553
Shares issued in reinvestment
  of dividends                        2,120,499          2,120,499            881,181            881,181
Shares redeemed                    (128,745,571)      (128,745,571)      (196,678,503)      (196,678,503)
                                 --------------    ---------------     --------------    ---------------
Net increase (decrease)               1,485,848    $     1,485,848        (19,426,769)      $(19,426,769)
                                 ==============    ===============     ==============    ===============



                                                          GOVERNMENT PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS A
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                          49,827,130    $    49,827,130        376,982,221    $   376,982,221
Shares issued in reinvestment
  of dividends                          740,786            740,786            553,908            553,908
Shares redeemed                     (69,230,973)       (69,230,973)      (390,085,233)      (390,085,233)
                                 --------------    ---------------     --------------    ---------------
Net decrease                        (18,663,057)   $   (18,663,057)       (12,549,104)   $   (12,549,104)
                                 ==============    ===============     ==============    ===============


CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS


                                                          GOVERNMENT PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS B
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                          88,385,404    $    88,385,404        212,465,085    $   212,465,085
Shares issued in reinvestment
  of dividends                        1,241,650          1,241,650            949,566            949,566
Shares redeemed                    (139,411,716)      (139,411,716)      (232,606,893)      (232,606,893)
                                 --------------    ---------------     --------------    ---------------
Net decrease                        (49,784,662)   $   (49,784,662)       (19,192,242)   $   (19,192,242)
                                 ==============    ===============     ==============    ===============



                                                          GOVERNMENT PORTFOLIO
                                 -----------------------------------------------------------------------
                                                                 CLASS C
                                 -----------------------------------------------------------------------
                                        FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                         DECEMBER 31, 2005                     DECEMBER 31, 2004
                                 -----------------------------------------------------------------------
                                     SHARES             VALUE              SHARES             VALUE
                                 --------------    ---------------     --------------    ---------------
Shares sold                          30,985,263    $    30,985,263         43,731,781    $    43,731,781
Shares issued in reinvestment
  of dividends                          247,759            247,759            160,155            160,155
Shares redeemed                     (35,552,945)       (35,552,945)       (53,873,544)       (53,873,544)
                                 --------------    ---------------     --------------    ---------------
Net decrease                         (4,319,923)   $    (4,319,923)        (9,981,608)   $    (9,981,608)
                                 ==============    ===============     ==============    ===============


      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
          PORTFOLIO             SHAREHOLDERS        OF OUTSTANDING SHARES
          ---------------       ------------       ----------------------
          Prime Portfolio
           Class A                   7                       92%
           Class B                   1                      100%
           Class C                   1                      100%

          Government Portfolio
           Class A                   2                       98%
           Class B                   1                      100%
           Class C                   1                      100%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 5. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 5. FEDERAL INCOME TAXES

      The tax characteristics of dividends paid during the years ended December 31, 2005 and 2004, respectively, for the Portfolios were as follows:

                                        ORDINARY INCOME
                                  --------------------------
          PORTFOLIO                  2005            2004
          ------------            -----------     ----------
          Prime Portfolio         $19,651,519     $7,719,561
          Government Portfolio      2,243,498      1,755,902

      At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                         PRIME PORTFOLIO   GOVERNMENT PORTFOLIO
                                          --------------   --------------------
    Accumulated net realized loss           $(87,994)             $(611)
                                            ========              =====

      At December 31, 2005, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

                                      EXPIRES DECEMBER 31,
                              ----------------------------------
                               2011         2012          2013
                              ------       -------       -------
 Prime Portfolio              $8,547       $35,882       $43,565
 Government Portfolio             --            --           611

      It is uncertain whether the Portfolios will realize the full benefit of these losses prior to expiration.

      At December 31, 2005, the identified cost for federal income tax purposes were as follows:

             PORTFOLIO                  IDENTIFIED COST
             --------------------       ---------------
             Prime Portfolio             $1,066,885,630
             Government Portfolio            43,366,622

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CONTINGENCIES

      In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolios") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Prime Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee"), which was reduced to approximately 0.08% after voluntary fee waivers ("Net Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also noted that Credit Suisse had contractually agreed, for the period through June 30, 2006, to waive a portion of its advisory fee and/or pay expenses of the Prime Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses at 0.10%.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, the Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two- and three-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o The Contractual Advisory Fee was considered reasonable, given that it was in the second quintile of the Portfolio's Expense Group, and its Net Advisory Fee was fourth lowest in its Expense Group.

      o The Portfolio's one-, two-, and three-year performance was above the median of the Performance Group and Performance Universe, and the two- and three-year performance was in the first quintile of its Performance Group.

      o The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the amount of the Net Advisory Fee, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Government Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee"), which was reduced to 0.02% after voluntary fee waivers ("Net Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, the Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two- and three-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o As the Contractual Advisory Fee was in the first quintile of the Portfolio's Expense Group and the Net Advisory Fee was the lowest in the Expense Group, the fees were considered reasonable.

      o The Portfolio's one-, two-, and three-year performance was above the median of the Performance Group and Performance Universe, and the two- and three-year performance was in the first quintile in the Performance Group and Performance Universe.

      o The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                               TERM OF                                   PORTFOLIOS IN
                                               OFFICE 1 AND                              FUND
                                               LENGTH OF      PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND           POSITION(S)        TIME           OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               HELD WITH FUND     SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
--------------------------  --------------     ------------   --------------------       -------------   ----------------
INDEPENDENT DIRECTORS

Enrique Arzac               Director,          Since          Professor of Finance and        47         Director of The Adams
c/o Credit Suisse           Nominating         2005           Economics, Graduate                        Express (a closed-end
Asset                       Committee                         School of Business,                        investment company);
Management, LLC             Member                            Columbia University                        Director of Petroleum
Attn: General Counsel       and Audit                         since 1971                                 and Resources
466 Lexington Avenue        Committee                                                                    Corporation (a closed-
New York, New York          Chairman                                                                     end investment company)
10017-3140

Date of Birth: 10/02/41

Richard H. Francis          Director,          Since          Currently retired               41         None
c/o Credit Suisse Asset     Nominating         Fund
Management, LLC             and Audit          Inception
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,          Since Fund     The Juan Trippe                 40         Director of Aetna, Inc.
Box 208200                  Nominating         Inception      Professor in the                           (insurance company);
New Haven, Connecticut      and Audit                         Practice of                                Director of CarMax Group
06520-8200                  Committee                         International Trade                        (used car dealers)
                            Member                            Finance and Business
Date of Birth: 10/29/46                                       from July 2005 to
                                                              present; Partner and
                                                              Chairman of Garten
                                                              Rothkopf (consulting
                                                              firm) from October 2005
                                                              to present; Dean of Yale
                                                              School of Management
                                                              from November 1995 to
                                                              June 2005

Peter F. Krogh              Director,          Since          Dean Emeritus and               40         Director of Carlisle
301 ICC                     Nominating and     Fund           Distinguished Professor                    Companies Incorporated
Georgetown University       Audit Committee    Inception      of International Affairs                   (diversified
Washington, DC 20057        Member                            at the Edmund A. Walsh                     manufacturing company)
                                                              School of Foreign
Date of Birth: 02/11/37                                       Service, Georgetown
                                                              University from June
                                                              1995 to present

_______________

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                         NUMBER OF
                                               TERM OF                                   PORTFOLIOS IN
                                               OFFICE 1 AND                              FUND
                                               LENGTH OF      PRINCIPAL                  COMPLEX         OTHER
NAME, ADDRESS AND           POSITION(S)        TIME           OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               HELD WITH FUND     SERVED         PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
--------------------------  --------------     ------------   --------------------       -------------   ----------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.        Director,          Since          Currently retired               42         Director of Education
c/o Credit Suisse Asset     Nominating         Fund                                                      Management Corp.
Management, LLC             and Audit          Inception
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of        Director       Partner of Lehigh Court,        46         Director of Presstek, Inc.
Lehigh Court, LLC           the Board          Since          LLC and RZ Capital                         (digital imaging
40 East 52nd Street         of Directors,      Fund           (private investment                        technologies company);
New York, New York          Nominating         Inception      firms) from July 2002 to                   Director of Wood Resources,
10022                       Committee          and            present; Transition                        LLC (plywood manufacturing
                            Chairman           Chairman       Adviser to SunGard                         company)
Date of Birth: 07/10/48     and Audit          since          Securities Finance, Inc.
                            Committee          2005           from February 2002 to
                            Member                            July 2002; President of
                                                              SunGard Securities
                                                              Finance, Inc. from 2001
                                                              to February 2002;
                                                              President of Loanet,
                                                              Inc. (on-line accounting
                                                              service) from 1997 to
                                                              2001

INTERESTED DIRECTOR

Michael E. Kenneally 2,3 Director              Since          Chairman and Global             40         None
c/o Credit Suisse Asset                        2004           Chief Executive Officer
Management, LLC                                               of Credit Suisse from
Attn: General Counsel                                         March 2003 to July 2005;
466 Lexington Avenue                                          Chairman and Chief
New York, New York                                            Investment Officer of
10017-3140                                                    Banc of America Capital
                                                              Management from 1998 to
Date of Birth: 03/30/54                                       March 2003


_______________

(2) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

(3) Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                               TERM OF
                                               OFFICE 1 AND
                            POSITION(S)        LENGTH
NAME, ADDRESS AND           HELD WITH          OF TIME        PRINCIPAL OCCUPATION(S) DURING PAST
DATE OF BIRTH               FUND               SERVED         FIVE YEARS
-----------------           -----------        ------------   -----------------------------------
OFFICERS

Steven B. Plump 3           Chief              Since          Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset         Executive          2005           predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC             Officer
466 Lexington Avenue        and
New York, New York          President
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro        Chief              Since          Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset         Financial          Fund           Associated with Credit Suisse or its predecessors since 1984;
Management, LLC             Officer            Inception      Officer of other Credit Suisse Funds
466 Lexington Avenue        and
New York, New York          Treasurer
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief              Since          Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset         Compliance         2004           Associated with Credit Suisse since July 2000; Vice President and
Management, LLC             Officer                           Director of Compliance of Forstmann-Leff Associates from 1998 to
466 Lexington Avenue                                          June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief              Since          Director and Head of Legal Americas Traditional Asset Management
Credit Suisse Asset         Legal              2004           and Hedge Funds; Associated with Credit Suisse since September
Management, LLC             Officer                           2004; Senior Associate of Shearman & Sterling LLP from September
466 Lexington Avenue                                          2000 to September 2004; Senior Counsel of the SEC Division of
New York, New York                                            Investment Management from June 1997 to September 2000; Officer of
10017-3140                                                    other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                Vice               Since          Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset         President          2004           Credit Suisse since July 2003; Associated with the law firm of
Management, LLC             and                               Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue        Secretary                         Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                Assistant          Since          Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset         Treasurer          Fund           since 1998; Officer of other Credit Suisse Funds
Management, LLC                                Inception
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_______________

(3) Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.
                                       42

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

      In the twelve months ended December 31, 2005, (the end of the fiscal year), 99.95% of the dividends paid by the Government Portfolio were US Government securities interest dividends for the purpose of federal income taxes and free from such taxes.

      In January 2006, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Portfolios in 2005. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Portfolios during the year.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolios' website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    INSTMM -AR-1205

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $68,102                                $70,343
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $9,000                                 $6,300
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $4,646                                 $4,886
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $81,748                                $81,529
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($3,000) and the registrant's semi-annual financial statements ($6,000 for 2004 and $6,300 for 2005).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $13,646 and $11,186, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006